1933 Act File No. 33-26915
                                                      1940 Act File No. 811-5762

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................           _
                                --------                          ------

    Post-Effective Amendment No.   37   ....................        X
                                 -------                          ---

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   38   ...................................        X
                  -------                                         ---

                                   STAR FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 _  on_______________, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) X on January 31, 1997 pursuant to paragraph (a) (i).
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.


Copies to:  Matthew G. Maloney, Esq.
            Dickstein Shapiro Morin & Oshinsky
            2101 L. Street, N.W.
            Washington, D.C. 20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of the Star Funds, which is comprised of twelve portfolios: (1) Star Tax-Free Money Market Fund, (2) Star Treasury Fund (a) Investment Shares and (b) Trust Shares, (3) Star Relative Value Fund (a) Investment Shares and (b) Trust Shares, (4) The Stellar Fund (a) Investment Shares and (b) Trust Shares, (5) Star U.S. Government Income Fund,
(6) Star Capital Appreciation Fund, (7) Star Strategic Income Fund, (8) Star Growth Equity Fund (a) Investment Shares and (b) Trust Shares, (9) The Stellar Insured Tax-Free Bond Fund (10) Star International Equity Fund, (11) Star Equity Index Fund, and (12) Star Ohio Tax-Free Money Market Fund. This filing relates only to the Stellar Fund, Star Relative Value Fund, Star Growth Equity Fund, Star Capital Appreciation Fund, The Stellar Insured Tax-Free Bond Fund, Star U.S. Government Income Fund, and Star Strategic Income Fund. (The remaining references to other portfolios have been kept for easier cross reference, with the exception of Item 23.):


PART A.    INFORMATION REQUIRED IN A PROSPECTUS.


                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-12) Cover Page;

Item 2.     Synopsis......................(1-9) Synopsis; (10-12) General Information; (1-9) Summary of
                                          Fund Expenses.
            --------

Item 3.     Condensed Financial
            Information...................(1-9) Financial Highlights; (1-9) Performance Information.

Item 4.     General Description of
            Registrant....................(1,2) Objective and Investment
                                          Policies of Each Fund; (3-9)
                                          Investment Information; (10)
                                          Investment Objective and Policies;
                                          (3-9, 11, 12) Investment Objective;
                                          (3-9, 11, 12) Investment Policies;
                                          (1-2) Common Investment Techniques of
                                          the Funds; (10-12) Portfolio
                                          Investments and Strategies; (10)
                                          Diversification; (10,11) Additional
                                          Considerations of Investing In Other
                                          Investment Companies; (12) Investment
                                          Risks; (1-12) Investment Limitations.

Item 5.     Management of the Trust.......(1-12) Star Funds Information; (1-12) Management of the Trust;
                                          (1-12) Distribution of Fund
            -----------------------
                                          Shares; (1, 2(a), 3(a), 4(a), 5-7,8(a),9, 10,11,12) Distribution
                                          Plan; (1-9) Administration
                                          of the Funds; (10-12) Administration of the Fund); (2(b))
                                          Expenses of the Treasury Fund and
                                          Trust Shares; (10-12) Expenses of the Fund.





Item 6.     Capital Stock and Other
            Securities....................(1-2,12) Dividends; (1-2,12) Capital
                                          Gains; (3-11) Dividends and Capital
                                          Gains; (1-9) Shareholder Information;
                                          (1-12) Voting Rights; (1-12) Effect of
                                          Banking Laws; (1-12) Tax Information;
                                          (1-12) Federal Income Tax;(1) Tax-Free
                                          Money Market Fund - Additional Tax
                                          Information;.(9) The Stellar Bond
                                          Fund-Additional Federal Income Tax
                                          Information; (1-12) State and Local
                                          Taxes.

Item 7.     Purchase of Securities
            Being                         Offered.................(1-12) Net
                                          Asset Value; (1-9) Investing in the
                                          Funds; (10-12) Investing in the Fund;
                                          (1-12) Share Purchases; (1-12) Minimum
                                          Investment Required; (1-12) What
                                          Shares Cost; (3-11) Systematic
                                          Investment Plan;
                                          (3(a),4(a),5,6,9,10,11) Reducing the
                                          Sales Charge; (1-12) Exchanging
                                          Securities for Fund Shares; (1-12)
                                          Certificates and Confirmations;
                                          (1,2,12) Shareholder Service
                                          Organizations; (3-11) Frequent
                                          Investor Program; (1-12) Exchange
                                          Privilege.

Item 8.     Redemption or Repurchase......(1-12) Redeeming Shares; (1,2,12) Checkwriting Privilege; (3-11)
                                          Systematic Withdrawal Plan;
            ------------------------
                                          (7,8(a)) Contingent Deferred Sales Charge; (7,8(a)) Elimination
                                          of Contingent Deferred Sales
                                          Charge; (1-12) Accounts with Low Balances.

Item 9.     Pending Legal Proceedings     None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-12) Cover Page.

Item 11.    Table of Contents             (1-12) Table of Contents.

Item 12.    General Information and
            History.......................(1-12) General Information About the Fund; (1-12) Investment
                                          Limitations.

Item 13.    Investment Objectives and
            Policies......................(1-12) Investment Objective(s) and Policies.

Item 14.    Management of the Fund        (1-12) Star Funds Management.

Item 15.    Control Persons and Principal
            Holders of Securities         (1-9) Fund Ownership.

Item 16.    Investment Advisory and Other
            Services......................(1-12) Investment Advisory Services; (1-12) Administrative
                                          Services; (9) Other Services;
                                          (1-8,10-12) Custodian.

Item 17.    Brokerage Allocation          (1-12) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-12) Purchasing Shares; (1-12) Exchange Privilege; (1-12)
                                          Determining Net Asset Value;
                                          (1-12) Redeeming Shares; (1-12) Redemption in Kind.

Item 20.    Tax Status....................(1-12) Tax Status; (1-12) Yield; (1-2,12) Effective Yield;
                                          (1,9,12) Tax-Equivalent Yield;
            ----------
                                          (1-12) Total Return.

Item 21.    Underwriters..................(1-8,10-12) Administrative Arrangements; (1,2,3(a),4(a),5,6,7,8(a),9,10-12)
                                          Distribution Plan.

Item 22.    Calculation of Performance
            Data..........................(1-12) Performance Comparisons.

Item 23.    Financial Statements..........(2-9) To be filed by Amendment.

Star Funds
   Stock Funds
Prospectus

The shares offered by this prospectus represent interests in the Stock Funds (individually referred to as a "Fund" or collectively as the "Funds") of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of twelve separate diversified investment portfolios and one non-diversified investment portfolio, each having a distinct investment objective and policies. This prospectus relates only to the following Stock Funds of the Trust:

                  o     The Stellar Fund
                  o     Star Relative Value Fund
                  o     Star Growth Equity Fund
                  o     Star Capital Appreciation Fund
This prospectus contains the information you should read and know before you invest in any of the Stock Funds of the Trust. Keep this prospectus for future reference.

The shares offered by this prospectus are not deposits or obligations of Star Bank, N.A., or its affiliates, are not endorsed or guaranteed by Star Bank, N.A., or its affiliates, and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal and may involve sales charges and other fees.

The Trust has also filed a separate Statement of Additional Information ("SAI") for each Fund dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in each SAI is incorporated by reference into this prospectus. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, or obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND. The SAI, material incorporated by reference into this document, and other information regarding each Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1998

Table of Contents

To be added when document is complete.

63

Synopsis

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

This prospectus relates only to the shares of the Stock Funds of the Trust. The Stock Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A., the investment adviser to the Funds.

As of the date of this prospectus, shares of the Stock Funds are offered in the following four Funds:

      o The Stellar Fund--seeks to maximize total return, a combination of dividend income and capital appreciation. The Stellar Fund pursues this objective by investing in the following security categories: domestic equity securities, domestic fixed income securities, international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. Shares of The Stellar Fund are offered in two separate classes: Investment Shares and Trust Shares.

      o Star Relative Value Fund ("Relative Value Fund")--seeks to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. Relative Value Fund pursues this objective by investing primarily in equity securities. Shares of Relative Value Fund are offered in two separate classes: Investment Shares and Trust Shares.

     o Star Growth Equity Fund ("Growth Equity Fund")--seeks to maximize capital appreciation. Growth Equity Fund pursues this objective by investing primarily in growth-oriented equity securities of U.S. companies. Shares of Growth Equity Fund are offered in two separate classes: Investment shares and Trust Shares.

     o Star Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to maximize capital appreciation. Capital Appreciation Fund pursues this objective by investing primarily in equity securities of small to medium sized U.S. companies.

For information on how to purchase shares of any of the Stock Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family) is required for each Fund. Trust Shares of The Stellar Fund, Relative Value Fund and Growth Equity Fund are sold and redeemed at net asset value. Shares Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund are sold at net asset value plus an applicable sales charge and redeemed at net asset value. Investment Shares of Growth Equity Fund are sold at net asset value and are redeemed at net asset value less an applicable contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares."

Risk Factors

Investors should be aware of the following general considerations: market values of fixed-income securities, which may constitute a part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, and borrowing money for investment purposes. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described as applicable under "Investment Information" of each respective Fund.

   The Stellar Fund-
Summary of Fund Expenses
To come
The Stellar Fund-
Financial Highlights

To come

The Stellar Fund-
Investment Information

Investment Objective

The investment objective of the Fund is to maximize total return, a combination of dividend income and capital appreciation. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

The Fund pursues its investment objective by investing in the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. As a non-fundamental policy, the Fund will attempt to minimize overall portfolio risk by limiting investments in any one securities category (as defined in this prospectus) to not more than 25% of net assets. The Fund's investment adviser also believes that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. The Fund's investment adviser further attempts to reduce risk within each securities category through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios) when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations ("NRSROs") (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; and consideration of market trends.

The Fund pursues its investment objective by investing approximately 20% of its assets, in roughly equal weightings, in each of the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities, and real estate securities. The remaining 20% of its assets will be invested in money market instruments and/or precious metal securities. Positions in these categories of securities may vary from as high as 25% of its assets to as low as 15% of its assets depending on market factors.

Acceptable Investments

Consistent with the above, the Fund expects to invest primarily in domestic equity securities, domestic fixed income securities, international securities, real estate securities, precious metal securities, and money market securities. Each category allocation will be made based on the definitions described below.

Domestic Equity Securities. The equity portion of the Fund will consist of U.S. common and preferred stocks. The stocks chosen will, in the opinion of the Fund's investment adviser, be undervalued relative to stocks contained in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Real estate and precious metal securities of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above.

Domestic Fixed Income Securities. The fixed income portion of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds, including convertible bonds, which are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or which, if unrated, are deemed to be of comparable quality by the investment adviser. The fixed income portion of the Fund will also include mortgage-backed securities, adjustable rate mortgage securities ("ARMS"), collateralized mortgage obligations ("CMOs"), and asset-backed securities.

International Securities. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international equity securities described above.

Real Estate Securities. The real estate portion of the Fund will include equity securities, including convertible debt securities, of real estate related companies, and real estate investment trusts. All real estate securities will be publicly traded, primarily on an exchange. Real estate securities are not considered domestic equity securities for purposes of the Fund's asset allocation limitation.

Precious Metal Securities. The precious metal securities in which the Fund invests include domestic and international equity securities of companies that explore for, extract, process, or deal in precious metals, such as gold, silver, palladium, and platinum. The Fund may also invest up to 5% of its net assets in domestic and international asset-based securities, including debt securities, preferred stock, or convertible securities for which the principal amount, redemption terms, or conversion terms are related to the market price of some precious metals, such as gold bullion. The Fund may purchase only asset-based securities that are rated Baa or better by Moody's or BBB or better by S&P, or, if unrated, are of equal quality in the determination of the investment adviser. Precious metal securities of foreign issuers will not be aggregated with other international securities for purposes of calculating the Fund's investment in international securities under the allocation policy described above.

Money Market Securities. The Fund may invest in U.S. and foreign short-term money market instruments, including:

         commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the NRSROs described above;

         instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

     obligations of the U.S. government or its agencies orobligations of the U.S. government or its agencies or instrumentalities;

         repurchase agreements; and

         other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

U.S. Government Obligations. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;

      o the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o Federal Home Loan Banks;

      o Federal Home Loan Mortgage Corporation ("FHLMC");

      o Federal Farm Credit Banks;

      o Student Loan Marketing Association; and

      o Federal National Mortgage Association ("FNMA").

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Zero Coupon Securities. The Fund may invest in zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), FNMA, and the FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ARMS. The Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

CMOs. The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S.
government.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by a nationally recognized statistical rating organization including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Investment Risks of Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Options Transactions. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option. In the case of the Fund, the aggregate value of the obligations underlying the puts will not exceed 50% of the Fund's net assets.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund, may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund may not invest more than 10% of the value of its net assets in restricted securities.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after
notice, to 15% of net assets.    Investing in Securities of Other Investment
Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Investment Risks of Foreign Securities. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international securities could result in up to 50% of the Fund's net assets being invested in securities of foreign issuers. In addition, the Fund's investment in precious metals securities of foreign issuers, when aggregated with the above, could result in greater than 50% of the Fund's net assets being invested in securities of foreign issuers. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Investment Risks of Foreign Companies. Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

     o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

     o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

      o generally lower foreign securities market volume;

     o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

     o political or financial changes which adversely affect investments in some countries.

Investment Risks of U.S. Government Policies Regarding Investments Abroad. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

Investment Risks of Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

Investment Risks of Real Estate Investment Trusts. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

Investment Risks of Precious Metal Securities and Precious Metals. The prices of precious metal securities and precious metals have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

Investment Limitations

The Fund will not:

o borrow money or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

o with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements. Additionally, the Fund will not acquire more than 10% of the voting securities of any one issuer.

o invest more than 5% of its in securities of issuers that have records of less than three years of continuous operations.

The above investment limitations cannot be changed without shareholder approval.

   Star Relative Value Fund-
Summary of Fund Expenses
To come
Star Relative Value Fund-
Financial Highlights

To come

Star Relative Value Fund-
Investment Information

Investment Objective

The investment objective of the Fund is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

The Fund pursues its investment objective by investing primarily in equity securities. The equity securities ("stocks") in which the Fund may invest include, but are not limited to, stocks which, in the opinion of the Fund's investment adviser, represent characteristics consistent with low volatility, and above-average yields, and are undervalued relative to the stocks comprising the S&P 500. At least 70% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position. The Fund will also invest a portion of its assets in fixed income securities.

Acceptable Investments

Consistent with the above, the Fund expects to invest primarily in common stocks and fixed income securities (i.e., notes and bonds) of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. These securities will include:

Common Stocks. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will be considered by the Fund's investment adviser and may outweigh revenues;

      o convertible securities;

      o domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's; AAA, AA, or A by S&P; or AAA, AA, or A by Fitch);

     o government securities which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

            o     the full faith and credit of the U.S. Treasury;

            o     the issuer's right to borrow from the U.S. Treasury;

          o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities;

          o    the  credit  of  the  agency  or   instrumentality   issuing  the
               obligations; or

          o investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market.

          Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

            o     Federal Home Loan Banks;

            o     FHLMC;

            o     Farm Credit Banks;

            o     Student Loan Marketing Association; and

            o     FNMA.

      o notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, FNMA, GNMA, National Bank for Cooperatives, Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, FHLMC, or National Credit Union Administration.

Securities of Foreign Issuers. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

Temporary Investments. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

      o short-term money market instruments;

      o securities issued and/or guaranteed as to payment of principal and

      o interest by the U.S. government, its agencies or instrumentalities; and

      o repurchase agreements.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund may not invest more than 10% of the value of its net assets
in restricted securities.     Under criteria established by the Trustees,
certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. Investment Risks of Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Investment Risks of Foreign Companies. Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

     o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

     o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

      o generally lower foreign securities market volume;

     o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

     o political or financial changes which adversely affect investments in some countries.

Investment Risks of U.S. Government Policies Regarding Investments Abroad. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

Investment Risks of Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

Investment Limitations

The Fund will not:

o borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

o with respect to 100% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements.

o invest more than 5% of its in securities of issuers that have records of less than three years of continuous operations.

o purchase more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

   Star Growth Equity Fund-
Summary of Fund Expenses
To come
Star Growth Equity Fund-
Financial Highlights

To come

Star Growth Equity Fund-
Investment Information

Investment Objective

The investment objective of the Fund is to maximize capital appreciation. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

The Fund pursues its investment objective by investing at least 65% of the value of its total assets in growth-oriented equity securities. The Fund defines growth-oriented equity securities as securities of U.S. companies with market capitalization's of $1.5 billion or greater that are projected by the Fund's investment adviser, based upon traditional research techniques, to show earnings growth potential superior to the S&P 500. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, structured fixed income securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The data considered by the quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on NRSROs (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry. Acceptable Investments

The securities in which the Fund may invest may include the following:

Domestic Equity Securities. The domestic equity securities in the Fund will usually consist of U.S. common and preferred stocks of companies with market capitalizations of $1.5 billion or greater and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

Real Estate Investment Trusts. This category will include equity or mortgage real estate investment trusts integrated to capture income. A real estate investment trust is a managed portfolio of real estate investments. Real estate of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above. Real estate investment trust holdings will be diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location. An equity real estate investment trust holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage real estate investment trust specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

Domestic Debt Securities. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;
      o the issuer's right to borrow from the U.S. Treasury;
      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
      o the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
      o Federal Home Loan Banks;
      o FHLMC;
      o Farm Credit Banks;
      o Student Loan Marketing Association; and
      o FNMA.

Structured Fixed Income Securities. The Fund many invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities.

International Securities. The Fund may invest in international securities (including investment companies which invest primarily in international securities) The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, ADRs or IDRs. The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund will not invest more than 10% of its assets in international securities.

Money Market Instruments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments including:

         commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the NRSROs described above;

         instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;

obligations of the U.S. government or its agencies or instrumentalities;

         repurchase agreements; and

         other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Zero Coupon Securities. The Fund may invest in zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the GNMA, the FNMA, and the FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ARMS. The Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

CMOs. The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S.
government.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by a nationally recognized statistical rating organization including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Investment Risks of Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Options Transactions. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund, may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Futures and Options on Futures. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Investment Risks of Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities.

Lending of Portfolio Securities. Pursuant to a fundamental policy, in order to generate additional income the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Investment Risks of Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S.
dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Investment Risks of Foreign Companies. Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

      o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

      o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

      o generally lower foreign securities market volume;

      o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

      o political or financial changes which adversely affect investments in some countries.

Investment Risks of U.S. Government Policies Regarding Investments Abroad. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

Investment Risks of Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

Investment Risks of Real Estate Investment Trusts. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

Investment Limitations

The Fund will not:
o borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

o with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements.

The above investment limitations cannot be changed without shareholder approval.

   Star Capital Appreciation Fund-
Summary of Fund Expenses
To come
Star Capital Appreciation Fund-
Financial Highlights

To come

Star Capital Appreciation Fund-
Investment Information

Investment Objective

The investment of the Fund is to maximize capital appreciation. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

The Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. This quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on NRSROs (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

Acceptable Investments

The securities in which the Fund invests include the following:

Domestic Equity Securities. The domestic equity securities of the Fund will usually consist of U.S. common and preferred stocks of companies with between $200 million and $10 billion in equity and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

Domestic Debt Securities. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;

      o the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o Federal Home Loan Banks;

      o FHLMC;

      o Farm Credit Banks;

      o Student Loan Marketing Association; and

      o FNMA.

International Securities. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, ADRs or IDRs. The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund will not invest more than 10% of its assets in international securities.

Money Market Instruments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments including:

         commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the NRSROs described above;

         instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;

          obligations   of   the   U.S.    government   or   its   agencies   or
          instrumentalities;

         repurchase agreements; and

         other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Options Transactions. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund, may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Futures and Options on Futures. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Investment Risks of Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Lending of Portfolio Securities. Pursuant to a fundamental policy, in order to generate additional income, the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

In addition, the Fund may purchase shares of closed-end investment companies which invest in securities which approximate the composition of a stock index.

Investment Risks of Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S.
dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Investment Risks of Foreign Companies. Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

     o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

     o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

      o generally lower foreign securities market volume;

     o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

      o political or financial changes which adversely affect investments in some countries.

Investment Risks of U.S. Government Policies Regarding Investments Abroad. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

Investment Risks of Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

Investment Limitations

The Fund will not:
o borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

o with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements. Additionally, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

Star Funds Information

Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds.

        Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows: 0.75% of Relative Value Fund and Growth Equity Fund; and 0.95% of The Stellar Fund and Capital Appreciation Fund. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

        Adviser's Background. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1997, Star Bank had an asset base of $____ billion.

        Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $____ billion as of December 31, 1997.

        As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

        B. Randolph Bateman has been Senior Vice President and Chief Investment Officer of Star Bank's Trust Financial Services Group and Manager of its Capital Asset Management Division since 1988. Mr. Bateman has managed the international securities component of The Stellar Fund since May 1993. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.

        Joseph P. Belew, a Vice President and Trust Officer and Manager of the Trust Financial Services division at Star Bank, N.A., Butler County, since 1979, has been employed by Star Bank in various capacities since 1979. Mr. Belew has been Relative Value Fund's portfolio manager since its inception in June 1991. He earned a Bachelor of Business Administration degree in Business Management from Belmont College.

        Carolyn A. Baril has been a Trust Investment Officer for the Capital Management Division of Star Bank since January 1997. In July 1997, Ms. Baril assumed responsibility as Fund Manager for the REIT component of The Stellar Fund. Prior to joining Star Bank, Ms. Baril was a Research Analyst with Fifth Third Investment Advisers from June 1993 to December 1996, and was a Financial Analyst with Beth Israel Hospital in Boston, Massachusetts from May 1992, to June 1993. Ms. Baril earned a Bachelor of Business Administration degree from Simmons College and is currently enrolled in the Masters of Business Administration program at Xavier University.

        B. Randolph Bateman has been Senior Vice President and Chief Investment Officer of Star Bank's Trust Financial Services Group and Manager of its Capital Asset Management Division since 1988. Mr. Bateman assumed responsiblity as Fund Manager for Capital Appreciation Fund in November, 1997. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.

        Donald L. Keller, a Senior Vice President Investment Manager for the Charitable Trust and Retirement Plan Services Division of Star Bank since 1993, has been employed by Star Bank in various capacities since 1982. Mr. Keller has managed the Growth Equity Fund since its inception. He managed the domestic equity securities components of The Stellar Fund from its inception through December 1995. He also supported the domestic and international equity and fixed income components of Capital Appreciation Fund from its inception through December 1995. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati.
        He also earned his Masters in Finance from Xavier University.

        Kirk F. Mentzer, Senior Trust Officer and Director of Fixed Income Research for the Capital Management Division of Star Bank since 1992, has been employed by Star Bank in various capacities since 1989. Mr. Mentzer has managed the domestic fixed income component of The Stellar Fund since its inception. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.

        Kenneth D. Lamson is a Fund Manager and Investment Analyst for the Capital Management Division of Star Bank. He is responsible for the management of the cash equivalent components of the Star Funds. Mr. Lamson joined Star Bank in 1993 as the portfolio assistant and mortgage-backed securities specialist for the Bank's Treasury Division. Prior to joining Star Bank, Mr. Lamson served as an Assistant Examiner for the FDIC since August 1990. He earned his Bachelor of Science in Business Management from Jacksonville State University, and is currently pursuing his Chartered Financial Analyst designation and Masters of Business Administration. He has been a mentor and tutor for the Cincinnati Youth Collaborative and is an advisor for the Explorers program of the Boy Scouts of America.

     Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of The Stellar Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.

Distribution of Fund Shares

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), The Stellar Fund (Investment Shares), Relative Value Fund (Investment Shares), Growth Equity Fund (Investment Shares), and Capital Appreciation Fund may pay to the distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

Additional Distribution Payments. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of a Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to a Fund. In addition, the distributor will pay dealers an amount equal to 2.2% of the Investment Shares of the Growth Equity Fund, purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.

Administrative Arrangements. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of each of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of a Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to 0.30% of average net assets of a Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under a Fund's Rule 12b-1 Distribution Plan or a Fund's Shareholder Services Plan.

Shareholder Services Plan. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of its average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

Administration of the Funds

Administrative Services. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, and the separate classes, as applicable, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

           Maximum                        Average Aggregate Daily Net
        Administrative Fee                    Assets of the Trust
            0.150%                        on the first $250 million
            0.125%                        on the next $250 million
            0.100%                        on the next $250 million
            0.075%                        on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose to voluntarily waive a portion of its fee at any time.

Custodian. Star Bank, N.A., is the Funds' custodian for which it receives a fee of 0.025% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services. Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

Independent Public Accountants. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Net Asset Value

   Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. With respect to The Stellar Fund, Relative Value Fund and Growth Equity Fund, the net asset value for Trust Shares will differ from that of Investment Shares due to the variance in net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

Investing in the Funds

Minimum Investment Required

The minimum initial investment in any of the Funds by an investor is $1,000 ($25 for Star Bank Connections Group banking customers, Star Bank employees and members of their immediate family and participants in the systematic investment plan). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Funds.

What Shares Cost

Shares of Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:
                              Sales Charge as a        Sales Charge as
                               Percentage of            a Percentage of
Amount of Transaction        Public Offering Price    Net Amount Invested
Less than $100,000                4.50%                     4.71%
$100,000 but less than $250,000   3.75%                     3.90%
$250,000 but less than $500,000   2.50%                     2.56%
$500,000 but less than $750,000   2.00%                     2.04%
$750,000 but less than $1 million 1.00%                     1.01%
$1 million or more                0.25%                     0.25%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchases at Net Asset Value. Shares of Growth Equity Fund, and Trust Shares of The Stellar Fund, and Relative Value Fund, are sold at their net asset value next determined after an order is received. There is no sales charge imposed by such Funds at the time of purchase. Under certain circumstances described under "Redeeming Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time shares of Strategic Income Fund and Investment Shares of Growth Equity Fund are redeemed.

In addition, the following persons may purchase shares of Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund, at net asset value, without a sales charge: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; (c) and non-trust customers of financial advisers.

Sales Charge Reallowance. For sales of shares of Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

Reducing the Sales Charge

The sales charge can be reduced on the purchase of shares through:

      o quantity discounts and accumulated purchases;

      o signing a 13-month letter of intent;

      o using the reinvestment privilege; or

      o concurrent purchases.

Quantity Discounts and Accumulated Purchases. As shown in the previous table, larger purchases reduce the sales charge paid. Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50% for Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Funds will reduce the sales charge after it confirms the purchases.

Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales charge and $70,000 in Capital Appreciation Fund or Investment Shares of The Stellar Fund or Relative Value Fund, the sales charge would be reduced.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

Letter of Intent. If a shareholder intends to purchase at least $100,000 of shares in the funds in the Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total price of shares of Capital Appreciation Fund and Investment Shares of The Stellar Fund and Relative Value Fund, as the case may be, intended to be purchased in escrow (in shares) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This Letter of Intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in shares of any of the Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

Reinvestment Privilege. If shares in Capital Appreciation Fund or Investment Shares of The Stellar Fund or Relative Value Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in any of these Funds, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

Systematic Investment Plan

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Funds at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank.

Share Purchases

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Funds through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. If you have any questions regarding the purchasing of shares in the Star Funds, please contact a Client Service Representative by calling 1-800-677-FUND.

Purchasing Through Star Bank

To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Shares of the Funds are offered continuously. Orders received in good form prior to 3:30 p.m. (Eastern time), the time at which the Fund values its shares, will be processed based on that day's closing net asset value plus any applicable initial sales charges.

Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank.

For purchases through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is required in three business days.

Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

            New Account                         Additional Investments

Complete and sign the enclosed New Account Form. Additional investments should include your Please include the amount of your initial investment account number and the name of the Fund. and make your check payable to Star Funds. Please make the check payable to Star Please mail the New Account Form and the Funds and mail to: investment check to:

                                                                    Star Funds
                                 Client Services
                                 Star Bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

Purchasing By Wire

You may also purchase shares of each fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call a Star Funds Client Service Representative at 1-800-677-FUND and inform the representative of the incoming wire. When sending the Federal Funds wire, please verify that the wire includes the following information:

Star Bank, N.A.
ABA 042000013
Attention: Star Funds
DDA# 56789
Name of Mutual Fund
                  (Write in name of Star Mutual Fund)

Your Account Number
                  (Write in shareholder's account number)

Account Registration
                  (Write in shareholder's name)

Wire purchases will be accepted only when the Fund and Custodian Bank are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. Funds must be received at the Federal Reserve Bank by 3:00 p.m. (Eastern time) in order to receive that day's trade date.

Exchange Privilege

Exchanges may occur between Star Funds having the same sales charge schedules, and with the Star Money Market Funds, at net asset value but exchanges may not be made between Funds having front-end sales charges and those having back-end sales charges (i.e. contingent deferred sales charges). Shareholders who exercise the exchange privilege, must exchange shares having a total net asset value of at least $1,000. Prior to the exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Funds with front-end sales charges Funds with back-end sales charges Funds with no sales charges

Stellar Insured Tax-Free Bond Fund  Star Growth Equity Fund
Star Tax-Free Money Market Fund     Star U.S. Government Income Fund
Star Strategic Income Fund          Star Ohio Tax-Free Money Market Fund
The Stellar Fund                    Star Treasury Fund
Star Relative Value Fund            Star Market Capitalization Fund
Star Capital Appreciation Fund      Star International Equity Fund

In cases of exchanges into Funds with a higher front-end sales charge, shares may be exchanged at net asset value, plus the difference between the Funds' sales charge (if any) already paid and any sales charge of the fund into which shares are to be exchanged. When an exchange is made from a fund with a front-end sales charge to a fund with no sales charge, the shares exchanged, and additional shares, which have been purchased by reinvesting dividends on such shares, retain the charge of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

In cases of exchanges of Funds having a contingent deferred sales charge, no sales charges are assessed at the time of the exchange, but if the shareholder redeems shares within five years of the original purchase, a contingent deferred sales charge will be imposed in an amount determined by the date the shareholder purchased the original shares.

The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modifications or termination.

Exchange by Telephone

Instructions for exchanges between Star Funds may be given over the telephone, by calling a client service representative at 1-800-677-FUND. Shares may be exchanged by telephone only between accounts with identical registrations. Exchanges placed by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) in order for shares to be exchanged the same day. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Exchange in Writing

Instructions to exchange shares of the Star Funds may be given in writing. The letter of instruction must be signed by all shareholders on the account and must provide the fund and account number for each of the funds involved in the exchange. The written instructions can be mailed to:

                                                                    Star Funds
                                 Client Services
                                 Star Bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

Written exchange instructions may require a signature guarantee. For more information on how to exchange shares of the Star Funds, please call a client service representative at 1-800-677-FUND.

Tax Consequences

Exercising the exchange privilege is treated as a sale for federal income tax purposes and depending on the circumstances, a short or long-term capital gain or loss may be realized.

Frequent Investor Program

Under the Frequent Investor Program ("Program"), eligible persons who purchase shares ("Program Shares") of any Star Fund (other than Star Tax-Free Money Market Fund and Star Treasury Fund) on or after August 12, 1996 will receive points ("Points") which, upon accumulation of 50,000 Points, may be used to purchase a round trip airline ticket to any of the 50 states on any U.S. carrier.

The following terms and conditions apply with respect to the Program: (a) one Point will be awarded per dollar invested (gross of sales charges) in Program
Shares: (b) Program Shares purchased may be redeemed at any time without loss of Points; (c) a maximum of 100,000 Points may be earned in any 12-month period;
(d) all unused Points will expire one year from the latest purchase of Program Shares of $100 or more; and (e) Points are not transferable.

All airline tickets are subject to the following stipulations and restrictions:
(i) the ticket will be non-refundable and for a coach seat; (ii) the price of the ticket may not exceed $500 inclusive of taxes and destinations charges, although the shareholder may elect to pay any overage; (iii) all travel must be within the 50 United States; (iv) interim stopovers may not exceed four hours;
(v) tickets will be mailed to the shareholder account address (overnight shipping is available at the shareholder's expense); (vi) there are no "blackout" dates; (vii) 21-day advance purchase and Saturday night stay-over are required; and (viii) tickets may be purchased in any individual's name

The Program does not apply with respect to: (i) shares which are purchased without a front-end sales charge or a contingent deferred sales charge including shares which are acquired through reinvestment of dividend or capital gain distributions; (ii) shares acquired in exchange for shares in another Star Fund; and (iii) shares owned prior to August 12, 1996.

The Program is subject to modification or termination on 90-days notice at the option of Star Bank, N.A. Star Bank may from time-to-time create special offering periods featuring bonus points or other temporary enhancements to the Program. Existing and prospective shareholders will be given notice of such special offering periods.

Certificates and Confirmations

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

Dividends and Capital Gains

Each Fund's dividends are declared and paid quarterly. Dividends and capital gains will be automatically reinvested in additional shares of one of the Funds on payment dates at the ex-dividend date at net asset value, unless cash payments are requested by writing to a Fund or Star Bank.

Capital gains realized by the Funds, if any, will be distributed once every twelve months.

Redeeming Shares

The Stellar Fund, Relative Value Fund, and Capital Appreciation Fund redeem shares at their net asset value next determined after Star Bank received the redemption request. Strategic Income Fund and Investment shares of the Growth Equity Fund redeem shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Star Bank receives the redemption request (See "Contingent Deferred Sales Charge.")

Redemption of shares will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for a Fund can be made in person, by telephone, or by mail.

Redemption by Telephone

A shareholder can request a redemption of shares by telephone by calling a client service representative at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded.

For redemption requests received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's bank account or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, the shareholders would be promptly notified. Authorization forms and information on this service are available at Star Bank branches or by calling a client service representative at 1-800-677-FUND.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a chase should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemption in Writing

Shareholders may also redeem shares by sending a written request to:

                                                                    Star Funds
                                 Client Services
                                 Star bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

The written letter of instructions must include: the shareholder's name, the Fund name, the account number and the share or dollar amount to be redeemed. The letter must be signed by all shareholders on the account. The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

Shareholders request a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder(s) of record must have signatures on written redemption requests, guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

     o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

     o    any  other  "eligible   guarantor   institution"  as  defined  in  the
          Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Contingent Deferred Sales Charge

Shareholders redeeming shares from Investment Shares of the Growth Equity Fund within five full years of the purchase date will be charged a contingent deferred sales charge ("CDSC") by the Funds' distributor. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

            Year of Redemption            Contingent Deferred
            After Purchase                   Sales Charge
                Year 1                          5.00%
                Year 2                          4.00%
                Year 3                          3.00%
                Year 4                          2.00%
                Year 5                          1.00%
                Year 6                          0.00%

The CDSC will not be charged for redemption in connection with the Fund's Systematic Withdrawal Plan not in excess of 10% of the initial balance of the account calculated annually. The CDSC will not be charged with respect to: (1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and (2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. In computing the amount of CDSC, redemptions are deemed to have occurred in the following order: (1) shares of a Fund acquired through the reinvestment of dividends and long-term capital gains; (2) shares of a Fund held for more than five full years from the date of purchase; and (3) shares of a Fund held for fewer than five full years on a first-in, first-out basis. A CDSC is not assessed in connection with an exchange of shares of a Fund for shares of certain other Star Funds that are also subject to CDSC's as described in this prospectus under the section entitled "Exchanging Shares." Moreover, the CDSC will be eliminated with respect to certain redemptions. (See "Elimination of Contingent Deferred Sales Charge.")

Elimination of Contingent Deferred Sales Charge

The CDSC will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder*; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by shares of a Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Shares of a Fund purchased by the following entities are not subject to the CDSC to the extent that no payment was advanced for purchases made by such entities:
(a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to Investment Shares of the Growth Equity Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; and
(c) non-trust customers of financial advisers.

* To receive the CDSC exemption with respect to death or disability, Star Bank or the distributor must be notified in writing at the time of the redemption that the shareholder, or the shareholder's executor/executrix, requests the exemption.

Investment Shares of the Growth Equity Fund reserve the right to discontinue elimination of the CDSC. Shareholders will be notified of such elimination. Any shares of the Fund purchased prior to the termination of such waiver would have the CDSC eliminated as provided in the Fund's prospectus at the time of purchase of Fund shares. If a shareholder making a redemption qualified for an elimination of the CDSC, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

Systematic Withdrawal Plan

Shareholders invested in shares of the Funds may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of a Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in a Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of a Fund while participating in this plan.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

Shareholder Information

Voting Rights

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of November 10, 1997, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 2,270,238 shares (50.74%) of The Stellar Fund-Trust Shares; and 4,041,141 shares (69.61%) of Capital Appreciation Fund, and therefore, may, for certain purposes be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

Effect of Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services for their customers and/or the Funds. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that the Funds' shareholders would suffer any adverse financial consequences as a result of any of these occurrences. Tax Information

Federal Income Tax

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Each Fund will provide detailed tax information for reporting purposes.

Performance Information

From time to time, each Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund or class after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund or class is calculated by dividing the net investment income per share (as defined by the SEC) earned by a Fund or class over a thirty-day period by the maximum offering price per share of a Fund or class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by a Fund or class and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect Capital Appreciation Fund, Investment Shares of The Stellar Fund, and Relative Value Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the sales charge may be quoted in advertising. With respect to Investment Shares of the Growth Equity Fund, the performance information normally reflects the effect of non-recurring charges, such as the CDSC, which, if excluded, would increase the total return and yield.

With respect to The Stellar Fund, Relative Value Fund and Growth Equity Fund, total return and yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to a Rule 12b-1 fee, the total return and yield for Trust Shares, for the same period, will exceed that of Investment Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

Addresses


            The Stellar Fund
            Star Relative Value Fund
            Star Growth Equity Fund
            Star Capital Appreciation Fund
                                                Federated Investors Tower
                                                Pittsburgh, Pennsylvania 15222-3779

Distributor
            Federated Securities Corp.          Federated Investors Tower
                                                Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
            Star Bank, N.A.                     425 Walnut Street
                                                Cincinnati, Ohio 45202

Custodian
            Star Bank, N.A.                     425 Walnut Street
                                                Cincinnati, Ohio 45202

Transfer Agent, Dividend Disbursing Agent,
            and Portfolio Accounting Services
            Federated Shareholder Services Company    Federated Investors Tower
                                                Pittsburgh, Pennsylvania 15222-3779

Independent Public Accountants
            Arthur Andersen LLP                 2100 One PPG Place
                                                Pittsburgh, Pennsylvania 15222


Star Bank, N.A.

Investment Adviser

Federated Securities Corp.

        CUSIP 854911708
     CUSIP 854911401
     CUSIP 854911864
     CUSIP 854911807
     G00522-05 (1/98)
     4806TR
Distributor



Star Funds
   Bond Funds
Prospectus

The shares offered by this prospectus represent interests in the Bond Funds (individually referred to as a "Fund" or collectively as the "Funds") of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of twelve separate diversified investment portfolios and one non-diversified investment portfolio, each having a distinct investment objective and policies. This prospectus relates only to the following Bond Funds of the Trust:

                  o     The Stellar Insured Tax-Free Bond Fund
                  o     Star U.S. Government Income Fund
                  o     Star Strategic Income Fund

This prospectus contains the information you should read and know before you invest in any of the Bond Funds of the Trust. Keep this prospectus for future reference.

The shares offered by this prospectus are not deposits or obligations of Star Bank, N.A., or its affiliates, are not endorsed or guaranteed by Star Bank, N.A., or its affiliates, and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal and may involve sales charges and other fees.

The Trust has also filed a separate Statement of Additional Information ("SAI") for each Fund dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in each SAI is incorporated by reference into this prospectus. You may request a copy of the SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, or obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND. The SAI, material incorporated by reference into this document, and other information regarding each Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1998

Table of Contents

To be added when document is complete.

51

Synopsis

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

   This prospectus relates only to the shares of the Bond Funds of the Trust. The Bond Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A., the investment adviser to the Funds.

As of the date of this prospectus, shares of the Bond Funds are offered in the following three Funds:

      o The Stellar Insured Tax-Free Bond Fund ("The Stellar Tax-Free Bond Fund")--seeks to provide current income which is exempt from federal income tax. The Stellar Tax-Free Bond Fund pursues this investment objective by investing its assets in municipal securities so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax.

     o Star U.S. Government Income Fund ("U.S. Government Income Fund")--seeks to provide current income. Capital appreciation is a secondary objective. U.S. Government Income Fund pursues these objectives by investing primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

      o Star Strategic Income Fund ("Strategic Income Fund")--seeks to generate high current income. Strategic Income Fund pursues this objective by investing approximately 40% of the Fund's assets in a core asset group of U.S. government and corporate fixed income securities, and the remainder of the Fund's assets in international bonds, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS"), and asset-backed securities.

For information on how to purchase shares of any of the Bond Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family) is required for each Fund. Shares of The Stellar Tax-Free Bond Fund and U.S. Government Income Fund, are sold at net asset value plus an applicable sales charge and redeemed at net asset value. Shares of Strategic Income Fund are sold at net asset value and are redeemed at net asset value less an applicable contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares."

Risk Factors

Investors should be aware of the following general considerations: market values of fixed-income securities, which may constitute a major part of the investments of the Funds, may vary inversely in response to change in prevailing interest rates. The foreign securities in which U.S. Government Income Fund and Strategic Income Fund may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, borrowing money for investment purposes, and engaging in short-selling. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described as applicable under "Investment Information" of each respective
Fund.

   The Stellar Insured Tax-Free Bond Fund-
Summary of Fund Expenses

To come

The Stellar Insured Tax-Free Bond Fund-
Financial Highlights

To come

The Stellar Insured Tax-Free Bond Fund-
Investment Information

Investment Objective

The investment objective of the Fund is to provide current income which is exempt from federal income tax. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described below. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

As a matter of fundamental investment policy, the Fund will normally invest its assets so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in municipal securities that are insured as to timely payment. Interest income of the Fund that is exempt from federal income taxes retains its tax-free status when distributed to the Fund's shareholders.

Acceptable Investments

The Fund pursues its investment objective by investing primarily in a portfolio of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Insurance will not guarantee the market value of the municipal securities or the value of shares of the Fund.

Municipal Securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest from which is exempt from federal income tax. Shareholders who are subject to alternative minimum tax may be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations, to the extent that the Fund invests in securities subject to the alternative minimum tax. No more than 20% of the Fund's income will be subject to the federal alternative minimum tax.

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.
Industrial development bonds are typically classified as revenue bonds.

Examples of municipal securities include, but are not limited to:

         otax and revenue anticipation ("TRANs") notes issued to finance working capital needs in anticipation of receiving taxes or other revenues; obond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds; omunicipal commercial paper and other short-term notes; ovariable rate demand notes; omunicipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; oconstruction loan notes insured by the Federal Housing Administration and financed by the FNMA or GNMA; and
        oparticipation, trust and partnership interests in any of the foregoing obligations.

      Characteristics. The municipal securities which the Fund buys are subject to the following quality standards:
         o rated, at the time of purchase, investment grade (within the four highest rating categories for municipal securities) by a nationally recognized statistical rating organization ("NRSRO") [such as Aaa, As, A, or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard and Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co.
         ];
         o insured by a municipal bond insurance company which is rated in the top rating category by a NRSRO;
         o guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;
         o fully collateralized by an escrow of U.S. government securities; or
        o unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

Securities rated Baa or BBB by a NRSRO have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

There are no restrictions on the maturity of municipal securities in which the Fund may invest. The Fund will seek to invest in municipal securities of such maturities as the Fund's investment adviser believes will produce current income consistent with prudent investment. The Fund's investment adviser will also consider current market conditions and the cost of the insurance obtainable on such securities.

Participation Interests. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests would give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Fund's investment adviser believes the security cannot be sold within seven days, the Fund's investment adviser may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

Industrial Development Bonds. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Fund and/or the Fund's investment adviser, is exempt from federal income tax. The Fund may invest more than 25% of its total assets in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
(a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Leverage Through Borrowing. The Fund may borrow for investment purposes. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into reverse repurchase agreements. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Investment Risks of Leveraging. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Turnover. The Fund trades portfolio securities in order to achieve its investment objective while anticipating movements of interest rates. It is free to trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of turnover exceeding 50%.

Municipal Bond Insurance
The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that at least 65% of the Fund's total assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance Policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") or any other municipal bond insurer which is rated in the highest rating category by a NRSRO. Each Policy will obligate the insurer to provide insurance payments pursuant to valid claims under the Policy equal to the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost thereof and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, FGIC, and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, or FSA cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, FGIC, or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated in the highest rating category by an NRSRO) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Investment Risks of Municipal Securities. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities which meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Non-Diversification. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

Temporary Investments. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax. However, from time to time, on a temporary basis, or when the Fund's investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest up to 100% of its assets in short-term, tax-exempt or taxable temporary investments. These temporary investments include, but are not limited to: tax-exempt variable and floating rate demand notes; temporary municipal securities; obligations issued by or on behalf of municipal issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit issued by banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price). There are no rating requirements applicable to temporary investments, with the exception of temporary municipal securities, which are subject to the same rating requirements as all other municipal securities in which the Fund invests. For other temporary investments, the Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax. Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval the Fund may not invest more than 15% of the value of its net assets in
restricted securities.     Under criteria established by the Trustees, certain
restricted securities are considered to be liquid. The Fund will limit its purchase of illiquid securities to 15% of its net assets, including certain restricted securities or municipal leases not determined by the Trustees to be liquid, repurchase agreements providing for settlement in more than seven days after notice, participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the Fund's investments adviser believes cannot be sold within seven days. Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Investment Limitations

The Fund will not:

o borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval.

   Star U.S. Government Income Fund-
Summary of Fund Expenses
To come

Star U.S. Government Income Fund-
Financial Highlights
To come

Star U.S. Government Income Fund-
Investment Information

Investment Objective

The primary investment objective of the Fund is current income. Capital appreciation is a secondary objective. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described below. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

The Fund pursues its investment objectives by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. For purposes of this 65% statement, the Fund will consider CMOs issued by U.S. government agencies or instrumentalities to be U.S. government securities. Additionally, up to 35% of the value of the Fund's total assets may be invested in investment-grade corporate debt obligations, commercial paper, time and savings deposits, debt securities of foreign issuers and mortgage-backed securities including ARMS and non-governmental CMOs, and asset-backed securities.

Acceptable Investments

Consistent with the above, the Fund may invest in:

U.S. Government Obligations. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o  the full faith and credit of the U.S. Treasury;
      o  the issuer's right to borrow from the U.S. Treasury;
      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
      o the credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
      o  Federal Home Loan Banks;
      o  Federal Home Loan Mortgage Corporation ("FHLMC");
      o  Farm Credit Banks;
      o  Student Loan Marketing Association; and
      o Federal National Mortgage Association (`FNMA").

Structured Fixed Income Securities. The Fund may invest in mortgage-backed securities, including ARMS, CMOs , and asset-backed securities.

Domestic Debt Securities. The Fund may also invest in domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at the time of purchase in one of the four highest categories by a NRSRO [rated Baa or better by Moody's , or BBB or better by S&P or Fitch] or, if unrated, are of comparable quality in the judgment of the Fund's investment adviser. U.S. Money Market Instruments. The Fund may also invest in money market instruments including commercial paper which matures in 270 days or less and is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch; and time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") which is administered by the FDIC, or the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC. These may include certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks, and banker's acceptances. Foreign Debt Securities. The Fund may also invest in debt securities of foreign governments, foreign governmental agencies or supranational institutions. In addition, the Fund will also invest in investment quality debt securities issued by foreign corporations. These securities will be rated in one of the four highest rating categories by the above-mentioned NRSROs, or, if unrated, will be of comparable quality in the judgment of the adviser. (The Fund may not invest more than 5% of its assets in
foreign debt securities).     Zero Coupon Securities. The Fund may invest in
zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), FNMA, and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ARMS. The Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

CMOs. The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will invest only in CMOs which are rated AAA by a NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by a NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Investment Risks of Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Options Transactions. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The principal reason for writing call options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

The Fund, may purchase put options. Such investments in put options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put options for the purpose of offsetting previously written put options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Futures and Options on Futures. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Investment Risks of Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Lending of Portfolio Securities. Pursuant to a fundamental policy, in order to generate additional income, the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered to be liquid, the Fund will limit its purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Investment Risks of Foreign Securities. The Fund may invest in foreign securities. Investments in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S.
dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Investment Risks of Foreign Companies. Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

     o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

     o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

      o generally lower foreign securities market volume;

     o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;

      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

     o political or financial changes which adversely affect investments in some countries.

Investment Risks of U.S. Government Policies Regarding Investments Abroad. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

Investment Risks of Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

Investment Limitations

The Fund will not:

o borrow money or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

o with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements. Additionally, the Fund will not purchase more than 10% of the voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

   Star Strategic Income Fund-
Summary of Fund Expenses

To come

Star Strategic Income Fund-
Financial Highlights

To come

Star Strategic Income Fund-
Investment Information

   Investment Objective

The investment objective of the Fund is to generate high current income. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described below. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Investment Policies

The Fund pursues this investment objective by investing in a core asset group of U.S. government and corporate fixed income securities, and the following satellite categories: international securities, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, CMOs, ARMS, and asset-backed securities.

The Fund pursues its investment objective by investing approximately 40% of its assets in U.S. government and corporate fixed income securities, and 0%-20% of its assets in each of the satellite categories listed above. Overall, the Fund will invest at least 65% of its assets in income producing securities. The Fund's adviser believes (but can give no assurance) that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. Other techniques include, but are not limited to, the following: the employment of fundamental and quantitative analysis when selecting equity securities; use of ratings assigned by NRSROs (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; consideration of market trends; and hedging through the use of options and futures.

Acceptable Investments

 Consistent with the above, the Fund may invest in:

Domestic Fixed Income Securities. The core asset group of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds which are rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser.

U.S. Government Obligations. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;

      o the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o Federal Home Loan Banks;

      o FHLMC;

      o Farm Credit Banks;

      o Student Loan Marketing Association; and

      o FNMA.

International Securities. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or, if unrated, deemed by the investment adviser to be of an equivalent quality. In the event that an international security which had an eligible rating is downgraded below Baa or BBB, the Fund's investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international securities described above.

Real Estate Investment Trusts. This category will include equity or mortgage real estate investment trusts integrated to capture income. A real estate investment trust is a managed portfolio of real estate investments. Real estate of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above. Real estate investment trust holdings will be diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location. An equity real estate investment trust holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage real estate investment trust specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. Investment in Real Estate Investment Trusts is subject to certain risks.

Domestic Equity Securities. The equity category will consist of high-dividend common and preferred stocks of U.S. companies which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and have a history of stable earnings and/or growing dividends. As part of the equity category, the Fund may also invest in warrants and securities convertible into common stocks of these U.S. companies.

Money Market Securities. The Fund may invest in U.S. and foreign short-term money market instruments, including:

      o commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper of Europaper has received different ratings from different rating services, such commercial paper or Europaper is acceptable so long as at least one rating is in the two highest categories of the NRSROs described above;

      o instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or SAIF. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

      o obligations of the U.S. government or its agencies or instrumentalities;

      o repurchase agreements; and

      o other short-term instruments which are not rated but are determined by the Fund's investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

Foreign Currency Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although, foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies and might, in certain cases, result in losses to the Fund.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.

Leverage through Borrowing. The Fund may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Among the forms of borrowing in which the Fund may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool.

Investment Risks of Leveraging. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Short-Selling. The Fund may make short sales pursuant to a fundamental policy. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times equal to at least 100% of the current value of the security sold short and
(ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. When the Fund purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Options Transactions."

The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets, as a matter of practice, will be in short sales. However, as an operating policy which may be changed without shareholder approval, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Fund's net assets. The Fund may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. The Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

Investment Risks of Short Selling. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

Portfolio Turnover. The Fund will from time-to-time engage in the purchase and sale of a security for the purpose of "capturing" dividends on that security. Under this practice, the Fund will purchase the security close to its ex-dividend date, thereby entitling the Fund to receive the anticipated dividend, and then sell the security after the ex-dividend date. To the extent that the sum of the sale price of the security plus the amount the dividend received by the Fund, exceeds the purchase price of the security plus brokerage commissions incurred in the purchase and sale transactions, the Fund will receive a profit. The practice of capturing dividends could result in the Fund experiencing an annual turnover rate of up to 250%. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ARMS. The Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The may also invest in ARMS issued by non-government and private entities. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

CMOs. The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will invest only in CMOs which are rated AAA by a NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. In addition, the Fund may invest in CMOs which are collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by a NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Investment Risks of Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Options Transactions. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options, and may also write covered put options. The Fund may only write covered call and put options to the extent of 20% of the value of its net assets at the time such option contracts are written. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Futures and Options on Futures. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Investment Risks of Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

Repurchase Agreements. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Lending of Portfolio Securities. Pursuant to a fundamental policy, in order to generate additional income, the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Investment Risks of Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S.
dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Investment Risks of Foreign Companies. Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

      o the lack of uniform financial accounting standards applicable to foreign companies;

      o less readily available market quotations on foreign companies;

      o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

      o generally lower foreign securities market volume;

      o the likelihood that foreign securities may be less liquid or more volatile;

      o generally higher foreign brokerage commissions;
      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

      o political or financial changes which adversely affect investments in some countries.

Investment Risks of U.S. Government Policies Regarding Investments Abroad. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

Investment Risks of Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

Investment Risks of Real Estate Investment Trusts. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

Investment Limitations

The Fund will not:

o borrow money or pledge securities except, under circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets.

o with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements. Additionally, the Fund will not purchase more than 10% of the voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

Star Funds Information

Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds.

        Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows: 0.75% of The Stellar Tax-Free Bond Fund; 0.60% of U.S. Government Income Fund; and 0.95% of Strategic Income Fund. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

        Adviser's Background. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1997, Star Bank had an asset base of $____ billion.

        Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $____ billion as of December 31, 1997.

        As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

        B. Randolph Bateman has been Senior Vice President and Chief Investment Officer of Star Bank's Trust Financial Services Group and Manager of its Capital Asset Management Division since 1988. Mr. Bateman has managed the international bonds component of Strategic Income Fund since its inception. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.

        Kirk F. Mentzer, Senior Trust Officer and Director of Fixed Income Research for the Capital Management Division of Star Bank since 1992, has been employed by Star Bank in various capacities since 1989. Mr. Mentzer has managed the U.S. Government Income Fund since its inception. He has also managed the domestic and structured fixed income components of Strategic Income Fund since such Fund's inception. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.

     Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of Strategic Income Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.

        Mary Jo McGeorge is the Municipal Fund Manager for the Capital Management Division of Star Bank. She has overseen all municipal fund management and credit analysis for The Stellar Tax-Free Bond Fund since its inception. In addition to the management of The Stellar Tax-Free Bond Fund, Ms. McGeorge is responsible for all tax-exempt fixed income investing within the Trust Department of Star Bank. Ms. McGeorge joined Star Bank in 1976 and has extensive trading, credit and funds management experience.

        Kenneth D. Lamson is a Fund Manager and Investment Analyst for the Capital Management Division of Star Bank. He has been responsible for the management of the cash equivalent components of the Star Funds since 1996. Mr. Lamson joined Star Bank in 1993 as the portfolio assistant and mortgage-backed securities specialist for the Bank's Treasury Division. Prior to joining Star Bank, Mr. Lamson served as an Assistant Examiner for the FDIC. He earned his Bachelor of Science in Business Management from Jacksonville State University, and is currently pursuing his Chartered Financial Analyst designation and Masters of Business Administration.

        Dwight L. Riley is a Municipal Fund Manager and Credit Analyst for the Capital Management Division of StarTrust. He words on the credit analysis and municipal management of the Star Ohio Tax-Free Money Market Fund.

     Mr. Riley has been with Star Bank, N.A. since 1996. Prior to joining Star Bank, Mr. Riley was an Executive Assistant Manager with Walgreens Drug Stores. Mr. Riley graduated from Ohio State in 1990 with an Economics degree. He has been with Star Bank, N.A. since 1996.

Distribution of Fund Shares

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Funds may pay to the distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

Additional Distribution Payments. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of a Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to a Fund. In addition, the distributor will pay dealers an amount equal to 2.2% of the net asset value of all shares of Strategic Income Fund, purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.

Administrative Arrangements. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of each of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of a Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to 0.30% of average net assets of a Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under a Fund's Rule 12b-1 Distribution Plan or a Fund's Shareholder Services Plan.

Shareholder Services Plan. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of its average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

Administration of the Funds

Administrative Services. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, and the separate classes, as applicable, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

           Maximum                        Average Aggregate Daily Net
        Administrative Fee                    Assets of the Trust
            0.150%                        on the first $250 million
            0.125%                        on the next $250 million
            0.100%                        on the next $250 million
            0.075%                        on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose to voluntarily waive a portion of its fee at any time.

Custodian. Star Bank, N.A., is the Funds' custodian for which it receives a fee of 0.025% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services. Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

Independent Public Accountants. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Net Asset Value

Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

Investing in the Funds

Minimum Investment Required

The minimum initial investment in any of the Funds by an investor is $1,000 ($25 for Star Bank Connections Group banking customers, Star Bank employees and members of their immediate family and participants in the systematic investment program). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Funds.

What Shares Cost

Shares of The Stellar Tax-Free Bond Fund are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                              Sales Charge as a        Sales Charge as
                               Percentage of            a Percentage of
Amount of Transaction        Public Offering Price    Net Amount Invested
Less than $100,000                4.50%                     4.71%
$100,000 but less than $250,000   3.75%                     3.90%
$250,000 but less than $500,000   2.50%                     2.56%
$500,000 but less than $750,000   2.00%                     2.04%
$750,000 but less than $1 million 1.00%                     1.01%
$1 million or more                0.25%                     0.25%

Shares of U.S. Government Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                             Sales Charge as a        Sales Charge as
                           Percentage of Public       a Percentage of
Amount of Transaction        Offering Price          Net Amount Invested
---------------------        --------------          -------------------
Less than $100,000             3.50%                     3.62%
$100,000 but less than $250,000                          3.00%    3.09%
$250,000 but less than $500,000                          2.00%    2.04%
$500,000 but less than $1,000,000                        1.50%    1.52%
$1,000,000 or more             0.00%                     0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchases at Net Asset Value. Shares of Strategic Income Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by such Fund at the time of purchase. Under certain circumstances described under "Redeeming Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time shares of the Strategic Income Fund are redeemed.

In addition, the following persons may purchase shares of The Stellar Tax-Free Bond Fund and U.S. Government Income Fund at net asset value, without a sales charge: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; (c) and non-trust customers of financial advisers.

Sales Charge Reallowance. For sales of shares of The Stellar Tax-Free Bond Fund and U.S. Government Income Fund, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

Reducing the Sales Charge

The sales charge can be reduced on the purchase of shares through:

      o quantity discounts and accumulated purchases;

      o signing a 13-month letter of intent;

      o using the reinvestment privilege; or

      o concurrent purchases.

Quantity Discounts and Accumulated Purchases. As shown in the previous table, larger purchases reduce the sales charge paid. The Stellar Tax-Free Bond Fund and U.S. Government Income Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50% for The Stellar Tax-Free Bond Fund and 3.00%, not 3.50% for U.S. Government Income Fund.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Funds will reduce the sales charge after it confirms the purchases.

Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales charge and $70,000 in The Stellar Tax-Free Bond Fund, or U.S. Government Income Fund the sales charge would be reduced.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

Letter of Intent. If a shareholder intends to purchase at least $100,000 of shares in the Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total price of shares of The Stellar Tax-Free Bond Fund or 3.50% of the total price of the shares of U.S. Government Income Fund as the case may be, intended to be purchased in escrow (in shares) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This Letter of Intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in shares of any of the Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

Reinvestment Privilege. If shares in The Stellar Tax-Free Bond Fund or U.S. Government Income Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in any of these Funds, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

Systematic Investment Plan

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Funds at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank.

Share Purchases

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Funds through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. If you have any questions regarding the purchasing of shares in the Star Funds, please contact a Client Service Representative by calling 1-800-677-FUND.

Purchasing Through Star Bank

To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Shares of the Funds are offered continuously. Orders received in good form prior to 3:30 p.m. (Eastern time), the time at which the Fund values its shares, will be processed based on that day's closing net asset value, plus any applicable initial sales charges.

Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank, N.A.

For purchases through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is required in three business days.

Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

Purchasing By Mail

Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check.

            New Account                         Additional Investments

Complete and sign the enclosed New Account Form. Additional investments should include your Please include the amount of your initial investment account number and the name of the Fund. and make your check payable to Star Funds. Please make the check payable to Star Please mail the New Account Form and the Funds and mail to: investment check to:



                                   Star Funds
                                 Client Services
                                 Star Bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

Purchasing By Wire

You may also purchase shares of each fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call a Star Funds Client Service Representative at 1-800-677-FUND and inform the representative of the incoming wire. When sending the Federal Funds wire, please verify that the wire includes the following information:

Star Bank, N.A.
ABA 042000013
Attention: Star Funds
DDA# 56789
Name of Mutual Fund
                  (Write in name of Star Mutual Fund)

Your Account Number
                  (Write in shareholder's account number)

Account Registration
                  (Write in shareholder's name)

Wire purchases will be accepted only when the Fund and Custodian Bank are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. Funds must be received at the Federal Reserve Bank by 3:00 p.m. (Eastern time) in order to receive that day's trade date.

Exchange Privilege

Exchanges may occur between Star Funds having the same sales charge schedules, and with the Star Money Market Funds, at net asset value but exchanges may not be made between Funds having front-end sales charges and those having back-end sales charges (i.e. contingent deferred sales charges). Shareholders who exercise the exchange privilege must exchange shares having a total net asset value of at least $1,000. Prior to the exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Funds with front-end sales charges Funds with back-end sales charges Funds with no sales charges

Stellar Insured Tax-Free Bond Fund     Star Strategic Income Fund
Star Ohio Tax-Free Money Market Fund   Star U.S. Government Income Fund
Star Growth Equity Fund                Star Tax-Free Money Market Fund
The Stellar Fund                       Star Treasury Fund
Star Relative Value Fund               Star Market Capitalization Fund
Star Capital Appreciation Fund         Star International Equity Fund

In cases of exchanges into Funds with a higher front-end sales charge, shares may be exchanged at net asset value, plus the difference between the Funds' sales charge (if any) already paid and any sales charge of the fund into which shares are to be exchanged. When an exchange is made from a fund with a front-end sales charge to a fund with no sales charge, the shares exchanged and additional shares, which have been purchased by reinvesting dividends on such shares, retain the charge of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

In cases of exchanges of Funds having a contingent deferred sales charge, no sales charges are assessed at the time of the exchange, but if the shareholder redeems shares within five years of the original purchase, a contingent deferred sales charge will be imposed in an amount determined by the date the shareholder purchased the original shares.

The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modifications or termination.

Exchange by Telephone

Instructions for exchanges between Star Funds may be given over the telephone, by calling a Client Service Representative at 1-800-677-FUND. Shares may be exchanged by telephone only between accounts with identical registrations. Exchanges placed by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) in order for shares to be exchanged the same day. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Exchange in Writing

Instructions to exchange shares of the Star Funds may be given in writing. The letter of instruction must be signed by all shareholders on the account and must provide the Fund and account number for each of the Funds involved in the exchange. The written instructions can be mailed to:

                                                                    Star Funds
                                 Client Services
                                 Star Bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

Written exchange instructions may require a signature guarantee. For more information on how to exchange shares of the Star Funds, please call a client service representative at 1-800-677-FUND.

Tax Consequences

Exercising the exchange privilege is treated as a sale for federal income tax purposes and depending on the circumstances, a short or long-term capital gain or loss may be realized.

Frequent Investor Program

Under the Frequent Investor Program ("Program"), eligible persons who purchase shares ("Program Shares") of any Star Fund (other than Star Tax-Free Money Market Fund and Star Treasury Fund) on or after August 12, 1996 will receive points ("Points") which, upon accumulation of 50,000 Points, may be used to purchase a round trip airline ticket to any of the 50 states on any U.S. carrier.

The following terms and conditions apply with respect to the Program: (a) one Point will be awarded per dollar invested (gross of sales charges) in Program
Shares: (b) Program Shares purchased may be redeemed at any time without loss of Points; (c) a maximum of 100,000 Points may be earned in any 12-month period;
(d) all unused Points will expire one year from the latest purchase of Program Shares of $100 or more; and (e) Points are not transferable.

All airline tickets are subject to the following stipulations and restrictions:
(i) the ticket will be non-refundable and for a coach seat; (ii) the price of the ticket may not exceed $500 inclusive of taxes and destinations charges, although the shareholder may elect to pay any overage; (iii) all travel must be within the 50 United States; (iv) interim stopovers may not exceed four hours;
(v) tickets will be mailed to the shareholder account address (overnight shipping is available at the shareholder's expense); (vi) there are no "blackout" dates; (vii) 21-day advance purchase and Saturday night stay-over are required; and (viii) tickets may be purchased in any individual's name

The Program does not apply with respect to: (i) shares which are purchased without a front-end sales charge or a contingent deferred sales charge including shares which are acquired through reinvestment of dividend or capital gain distributions; (ii) shares acquired in exchange for shares in another Star Fund; and (iii) shares owned prior to August 12, 1996.

The Program is subject to modification or termination on 90-days notice at the option of Star Bank, N.A. Star Bank may from time-to-time create special offering periods featuring bonus points or other temporary enhancements to the Program. Existing and prospective shareholders will be given notice of such special offering periods.

Certificates and Confirmations

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

Dividends and Capital Gains

With respect to The Stellar Tax-Free Bond Fund and Strategic Income Fund, dividends are declared and paid monthly. With respect to U.S. Government Income Fund, dividends are declared daily and paid monthly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at net asset value, unless cash payments are requested by writing to the Fund or Star Bank.

Capital gains realized by the Funds, if any, will be distributed once every twelve months.

Redeeming Shares

The Stellar Tax-Free Bond Fund and U.S. Government Income Fund redeem shares at their net asset value next determined after Star Bank receives the redemption request.

Redemption of shares will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for a Fund can be made in person, by telephone, or by mail.

Redemption by Telephone

A shareholder can request a redemption of shares by telephone by calling a Client Service Representative at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded.

For redemption requests received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's bank account or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, the shareholders would be promptly notified. Authorization forms and information on this service are available at Star Bank branches or by calling a client service representative at 1-800-677-FUND.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a chase should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemption in Writing

Shareholders may also redeem shares by sending a written request to:

                                                                    Star Funds
                                 Client Services
                                 Star bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

The written letter of instructions must include: the shareholder's name, the Fund name, the account number and the share or dollar amount to be redeemed. The letter must be signed by all shareholders on the account. The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

Shareholders request a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder(s) of record must have signatures on written redemption requests, guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

     o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

     o    any  other  "eligible   guarantor   institution"  as  defined  in  the
          Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Contingent Deferred Sales Charge

Shareholders redeeming shares from Strategic Income Fund within five full years of the purchase date will be charged a contingent deferred sales charge ("CDSC") by the Funds' distributor. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

            Year of Redemption            Contingent Deferred
            After Purchase                   Sales Charge
                Year 1                          5.00%
                Year 2                          4.00%
                Year 3                          3.00%
                Year 4                          2.00%
                Year 5                          1.00%
                Year 6                          0.00%

The CDSC will not be charged for redemption in connection with the Fund's Systematic Withdrawal Plan not in excess of 10% of the initial balance of the account calculated annually. The CDSC will not be charged with respect to: (1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and (2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. In computing the amount of CDSC, redemptions are deemed to have occurred in the following order: (1) shares of a Fund acquired through the reinvestment of dividends and long-term capital gains; (2) shares of a Fund held for more than five full years from the date of purchase; and (3) shares of a Fund held for fewer than five full years on a first-in, first-out basis. A CDSC is not assessed in connection with an exchange of shares of a Fund for shares of certain other Star Funds that are also subject to CDSC's as described in this prospectus under the section entitled "Exchanging Shares." Moreover, the CDSC will be eliminated with respect to certain redemptions. (See "Elimination of Contingent Deferred Sales Charge.")

Elimination of Contingent Deferred Sales Charge

The CDSC will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder*; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by shares of a Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Shares of a Fund purchased by the following entities are not subject to the CDSC to the extent that no payment was advanced for purchases made by such entities:
(a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to Strategic Income Fund and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; and (c) non-trust customers of financial advisers.

Strategic Income Fund reserves the right to discontinue elimination of the CDSC. Shareholders will be notified of such elimination. Any shares of a Fund purchased prior to the termination of such waiver would have the CDSC eliminated as provided in the Funds' prospectus at the time of purchase of Fund shares. If a shareholder making a redemption qualified for an elimination of the CDSC, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

* To receive the CDSC exemption with respect to death or disability, Star Bank or the distributor must be notified in writing at the time of the redemption that the shareholder, or the shareholder's executor/executrix, requests the exemption.

Systematic Withdrawal Plan

Shareholders invested in shares of the Funds may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of a Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in a Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of a Fund while participating in this plan.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

Shareholder Information

Voting Rights

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of November 10, 1997, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 10,986,979 shares (87.75%) of The Stellar Tax-Free Bond Fund; 8,549,832 shares (61.53%) of U.S. Government Income Fund; and 5,48,458 shares (30.55%) of the Strategic Income Fund, and therefore, may, for certain purposes be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

Effect of Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services for their customers and/or the Funds. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that the Funds' shareholders would suffer any adverse financial consequences as a result of any of these occurrences. Tax Information

Federal Income Tax

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Each Fund will provide detailed tax information for reporting purposes.

The Stellar Tax-Free Bond Fund--Additional Federal Income Tax Information

Interest on some municipal securities may be subject to the federal alternative minimum tax.
Shareholders are not required to pay federal income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal securities including private activity bonds. The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. Dividends of the Fund representing net income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually. State and Local Taxes

With respect to The Stellar Tax-Free Bond Fund, income from the Fund is not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Performance Information

   From time to time, each Fund may advertise its total return and yield. In addition, The Stellar Tax-Free Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund or class after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund or class is calculated by dividing the net investment income per share (as defined by the SEC) earned by a Fund or class over a thirty-day period by the maximum offering price per share of a Fund or class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of The Stellar Tax-Free Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that The Stellar Tax-Free Bond Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax equivalent yield do not necessarily reflect income actually earned by a Fund or class and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to The Stellar Tax-Free Bond Fund and U.S. Government Income Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield, and with respect to The Stellar Tax-Free Bond Fund, the tax-equivalent yield. Occasionally, performance information which does not reflect the effect of the sales charge may be quoted in advertising. With respect to Strategic Income Fund, the performance information normally reflects the effect of non-recurring charges, such as the CDSC, which, if excluded, would increase the total return and yield.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

Addresses

            The Stellar Insured Tax-Free Bond Fund
            Star U.S. Government Income Fund
            Star Strategic Income Fund

                                            Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Distributor
            Federated Securities Corp.      Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
            Star Bank, N.A.                 425 Walnut Street
                                            Cincinnati, Ohio 45202

Custodian
            Star Bank, N.A.                 425 Walnut Street
                                            Cincinnati, Ohio 45202

Transfer Agent, Dividend Disbursing Agent,
   and Portfolio Accounting Services
   Federated Shareholder Services Company    Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Independent Public Accountants
            Arthur Andersen LLP             2100 One PPG Place
                                            Pittsburgh, Pennsylvania 15222

Star Bank, N.A.

Investment Adviser

Federated Securities Corp.

        CUSIP 854911500
     CUSIP 854911880
     CUSIP 854911609
     G00522-05 (1/98)
     4806TR

Distributor



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   To be filed by Amendment.
            (b)   Exhibits:
(1)   Conformed copy of Declaration of Trust of the Registrant; (15)
      (i)     Conformed copy of Amendment No. 1 to Declaration of Trust; (2)
      (ii)    Conformed copy of Amendment No. 2 to Declaration of Trust (2)
      (iii)   Conformed copy of Amendment No. 3 to Declaration of Trust; (2)
      (iv)    Conformed copy of Amendment No. 4 to Declaration of Trust; (4)
      (v)     Conformed copy of Amendment No. 5 to Declaration of Trust; (12)
      (vi)    Conformed copy of Amendment No. 6 to Declaration of Trust; (12)
      (vii)   Conformed copy of Amendment No. 7 to Declaration of Trust; (12)
      (viii)  Conformed copy of Amendment No. 8 to Declaration of Trust (15)
      (ix)    Conformed copy of Amendment No. 9 to Declaration of Trust; (15)
      (x)     Conformed copy of Amendment No. 10 to Declaration of Trust; (15)
      (xi)    Conformed copy of Amendment No. 11 to Declaration of Trust; (15)
      (xii)   Conformed copy of Amendment No. 12 to Declaration of Trust; (18)
      (xiii)  Conformed copy of Amendment No. 13 to Declaration of Trust; (19)
      (xiv)   Conformed copy of Amendment No. 14 to Declaration of Trust; (19)
      (xv)    Conformed Copy of Amendment No. 15 to Declaration of Trust; (25)
      (xiv)   Conformed Copy of Amendment No. 16 to Declaration of Trust; (25)

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed
      April 10, 1989.  (File Nos. 33-26915 and 811-5762)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed December 6, 1989. (File Nos. 33-26915 and 811-5762)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed
      May 13, 1994.  (File Nos. 33-26915 and 811-5762)
25. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed
January 24, 1996.  (File Nos. 33-26915 and 811-5762)

(2)   Copy of By-Laws of the Registrant; (1)
(3)   Not applicable;
(4)   Not applicable;
(5) Conformed copy of Investment Advisory Contract between Losantiville Funds and Star Bank, N.A. through and including Exhibit G; (13)
      (i)    Conformed copy of Exhibit H to Investment Advisory Contract of the
             Registrant; (19)
      (ii)   Conformed copy of Exhibit I to Investment Advisory Contract of the
             Registrant; (20)
      (iii)  Conformed copy of Exhibit J to Investment Advisory Contract of the
             Registrant; (21)
      (iv)   Conformed copy of Exhibit K to Investment Advisory Contract of the
             Registrant (27);
      (v)    Conformed copy of Exhibit L to Investment Advisory Contract of the
             Registrant; +
      (vi)   Conformed Copy of Exhibit M to Investment Advisory Contract of the
             Registrant; +
      (vii)  Conformed copy of Exhibit N to Investment Advisory Contract of the
             Registrant; +
(6)   (i)    Conformed copy of Distributor's Contract of the Registrant through and including Exhibit E; (13)
      (ii)   Conformed copy of Exhibit F to Distributor's Contract of the
             Registrant; (17)
      (iii)  Conformed copy of Exhibit G to Distributor's Contract of the
             Registrant; (19)
      (iv)   Conformed copy of Exhibit H to Distributor's Contract of the
             Registrant; (19)
      (v)    Conformed copy of Exhibit I to Distributor's Contract of the
             Registrant; (20)
      (vi)   Conformed copy of Exhibit J to Distributor's Contract of the
             Registrant to add Star Growth Equity Fund; (21)
      (vii)  Conformed copy of Exhibit K to Distributor's Contract of the
             Registrant to add The Stellar Insured Tax-Free Bond
             Fund (27);
 ......
+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 3, 1989. (File Nos.
      33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed
      November 20, 1992.  (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed
      February 4, 1994.  (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed
      May 13, 1994.  (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed
      January 26, 1995.  (File Nos. 33-26915 and 811-5762)
27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997.
      (File Nos. 33-26915 and 811-5762)

                        (viii) Conformed copy of Exhibit L to Distributor's Contract of the Registrant to add Star Treasury Fund, Trust Shares; (28) (ix) Conformed copy of Exhibit M to Distributor's Contract of the Registrant to add Star Growth Equity Fund Trust Shares; + (x) Conformed copy of Exhibit N to Distributor's Contract of the Registrant to add Star Relative Value Fund Trust Shares; + (xi) Conformed copy of Exhibit O to Distributor's Contract of the Registrant to add Star International Equity Fund; +
                        (xii) Conformed copy of Exhibit P to Distributor's Contract of the Registrant to add Star Equity Index Fund; + (xiii) Conformed copy of Exhibit Q to Distributor's Contract of the Registrant to add Star Ohio Tax-Free Money Market Fund; +
                  (7)   Not applicable;
                  (8)   Conformed copy of Custodian Contract of the Registrant;
                        (15) Copy of Fee Schedules of Custodian Contract of the Registrant; +
                  (9) (i) Conformed copy of Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement Agreement; (21) (ii) Conformed copy of Amendment #1 to fees and Expenses for Shareholder Recordkeeping pursuant to the Fund Accounting,
                               Shareholder Recordkeeping, and Custody Services
                        Procurement Agreement; (28) (iii) Conformed copy of Administrative Services Agreement; (17) (iv) Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit A; (19)
                        (v) Conformed copy of Exhibit B to Shareholder Services Plan of the Registrant to add Star Strategic Income Fund; (20) (vi) Conformed copy of Exhibit C to Shareholder Services Plan of the Registrant to add Star Growth Equity Fund (21);

+ All exhibits have been filed electronically.
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed
      May 13, 1994.  (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997.
      (File Nos. 33-26915 and 811-5762)

(vii) Conformed copy of Exhibit D to Shareholder Services Plan of the Registrant to add The Stellar Fund (Trust Shares); (22)
(viii) Conformed copy of Exhibit E to Shareholder Services Plan of the Registrant to add The Stellar Fund (Investment Shares); (22)
(ix) Conformed copy of Exhibit F to Shareholder Services Plan of the Registrant to add Star Tax-Free Money Market Fund; (22)
(x) Conformed copy of Exhibit G to Shareholder Services Plan of the Registrant to add Star Treasury Fund; (22)
(xi) Conformed copy of Exhibit H to Shareholder Services Plan of the Registrant to add Star U.S. Government Income Fund; (22)
(xii) Conformed copy of Exhibit I to Shareholder
Services Plan of the Registrant to add Star Relative
Value Fund; (22) (xiii) Conformed copy of Exhibit J to
Shareholder Services Plan of the Registrant to add Star
Prime Obligations Fund; (22) (xiv) Conformed copy of
Exhibit K to Shareholder Services Plan of the Registrant
to add The Stellar Insured Tax-Free Bond
       Fund; (27)
(xv) Conformed copy of Exhibit L to Shareholder Services Plan of the Registrant to add Star Treasury Fund, Trust Shares;
       (28)
(xvi) Conformed copy of Shareholder Services Agreement including Exhibits 1 and 2; (27)
(xvii) Conformed copy of Exhibit M to Shareholder Services Plan of the Registrant to add Star Growth Equity Fund Trust
       Shares; +
(xviii)Conformed copy of Exhibit N to Shareholder Services Plan of the
       Registrant to add Star Relative Value Fund Trust
       Shares; +
(xix) Conformed copy of Exhibit O to Shareholder
Services Plan of the Registrant to add Star International Equity Fund; +

+ All exhibits have been filed electronically.
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed
      January 26, 1995.  (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)
27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)
28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997.(File Nos. 33-26915 and 811-5762)

                        (xx) Conformed copy of Exhibit P to Shareholder Services Plan of the Registrant to add Star Equity Index Fund; +
                        (xxi) Conformed copy of Exhibit Q to Shareholder Services Plan of the Registrant to add Star Ohio Tax-Free Money Market
                               Fund; +
                        (xxii) Copy of Amendment #1 to Exhibit 2 of Shareholder Services Agreement; +
                        (xxiii)Conformed copy of Amendment #2 to Fund Accounting
                  and Shareholder Recordkeeping Agreement; + (10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being Issued; (24) (11) (i) Not Applicable;
                        (ii)   Conformed Copy of Opinion and Consent of
                               Special Counsel; (9)
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding; (2)
                  (14)  Not applicable;
                  (15)  (i)     Conformed copy of Distribution Plan; (13)
                        (ii)    Copy of Rule 12b-1 Agreement through and
                                including Amendment No. 1 to Exhibit A; (7)
                        (iii)   Copy of Amendment No. 2 to Exhibit A to 12b-1
                                Agreement; (11)
                        (iv)    Copy of Amendment No. 3 to Exhibit A to 12b-1
                                Agreement; (11)
                        (v)     Copy of Amendment No. 4 to Exhibit A to 12b-1
                                Agreement; (13)
                        (vi)    Conformed copy of Exhibit E to the Distribution
                                Plan; (17)
                        (vii)   Copy of Amendment No. 5 to Exhibit A to 12b-1
                                Agreement; (18)

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment NO. 1 to the Registration statement on Form N-1A filed April
      10,1989. (File Nos. 33-26915 and 811-5762)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed
      December 4, 1990.  (File Nos. 33-26915 and 811-5762)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed
      March 12, 1991.  (File Nos. 33-26915 and 811-5762)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed
      August 29, 1991.  (File Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17,
      1994.  (File Nos. 33-26915 and 811-5762)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

(viii)  Conformed copy of Exhibit F to Distribution Plan
        of the Registrant to add Star Growth Equity Fund
        (now known as Star Capital Appreciation Fund);
        (19)
(ix)    Conformed copy of Exhibit G to Distribution Plan of the Registrant; (20)
(x)     Conformed copy of Exhibit H to Distribution Plan of the Registrant; (21)
(xi)    Copy of Amendment No. 6 to Exhibit A to 12b-1 Agreement; (20)
(xii)   Conformed copy of Exhibit I to Distribution Plan of the Registrant; (27)
(xiii)  Copy of Exhibit to 12b-1 Agreement; +
(xiv) Conformed copy of Exhibit J to Rule 12b-1 Plan to add Star International Equity Fund; +
(xv) Conformed copy of Exhibit K to Rule 12b-1 Plan to add Star Equity Index Fund; +
(xvi) Conformed copy of Exhibit L to Rule 12b-1 Plan to add Star Ohio Tax-Free Money Market Fund; +
(16)  (i)     Copy of Schedule for Computation of Fund Performance Data, Star
              Relative Value Fund; (24)
(ii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Fund (12);
(iii) Copy of Schedule for Computation of Fund Performance Data, Star U.S. Government Income Fund; (15)
(iv) Copy of Schedule for Computation of Fund Performance Data, Star Capital Appreciation Fund (21);
(v) Copy of Schedule for Computation of Fund Performance Data, Star Strategic Income Fund; (22)
(vi) Copy of Schedule for Computation of Fund Performance Data, Star Growth Equity Fund; (22)

+ All exhibits have been filed electronically.
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed
      July 2, 1993.  (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 23, 1994. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997.(File Nos. 33-26915 and 811-5762)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

      (vii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Insured Tax-Free Bond Fund; (28)
(17)          Not Applicable;
(18) Conformed copy of Amended and Restated Multiple Class Plan including Exhibit A; (28)
       (i)    Exhibit B to Multiple Class Plan; +
(19)          Conformed copy of Power of Attorney; (28)

Item 25.....Persons Controlled by or Under Common Control with Registrant:

            None.

Item 26.    Number of Holders of Securities:
                                                Number of Record Holders
            Title of Class                        as of November 10, 1997
            --------------                      -------------------------


            Shares of beneficial interest
                  (no par value)
            Star Treasury Fund
                  Investment Shares                         226
                  Trust Shares                               13
            Star Relative Value Fund
                  Investment Shares                       3,327
                  Trust Shares                                0
            Star Tax-Free Money Market Fund                  14
            The Stellar Fund
                  Investment Shares                       4,913
                  Trust Shares                               44
            Star U.S. Government Income Fund                279
            Star Capital Appreciation Fund                  488
            Star Strategic Income Fund                    1,815
            Star Growth Equity Fund
                  Investment Shares                       3,312
                  Trust Shares                                0
            The Stellar Insured Tax-Free Bond Fund           34
            Star International Equity Fund                    0
            Star Equity Index Fund                            0
            Star Ohio Tax-Free Money Market Fund              0

Item 27.    Indemnification:  (3)

                  ......
+ All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed
      July 26, 1989.  (File Nos. 33-26915 and 811-5762)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)
28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

Item 28.    Business and Other Connections of Investment Adviser:

            (a) Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $10.09 billion as of December 31, 1996.

                 Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.24 billion as of December 31, 1996.

                 Star Bank has managed commingled funds since 1957. As of December 31, 1996, it manages three common trust funds and collective investment funds having a market value in excess of $65.9 million.

                 The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.

      (b)


                                                Other Substantial
                        Position with           Business, Profession,
    Name                 the Adviser            Vocation or Employment

Jerry A. Grundhofer     Chairman, President and          Traditional
                        Chief Executive Officer          Interiors

David M. Moffett        Executive Vice President         N/A

Richard K. Davis        Executive Vice President         N/A

Joseph A. Campanella    Executive Vice President         N/A

Thomas J. Lakin         Executive Vice President         N/A

Timothy J. Fogarty      Executive Vice President         N/A

Wayne J. Shircliff      Executive Vice President         N/A

Daniel B. Benhase       Executive Vice President         N/A

Daniel R. Noe           Executive Vice President         N/A

Jerome C. Kohlhepp      Executive Vice President         N/A

Stephen E. Smith        Executive Vice President         S. E. Smith
                                                         and Company

S. Kay Geiger           Executive Vice President         Global Access
                                                         Marketing, Inc.

Andrew E. Randall       Executive Vice President         N/A

J. R. Bridgeland, Jr.   Director                         Taft, Stetinius & Hollister

L. L. Browning, Jr.     Director                         N/A

V. B. Buyniski          Director                         United Medical       Resources, Inc.
                                                         Mt. Auburn Partnership, American Operations
                                                         Management, NCG   and Schmidt
                                                         Marble

Samuel M. Cassidy       Director                         Cassidy and Cassidy, Ltd. d/b/a Cave  Spring Farm

Raymond R. Clark        Director                ..       N/A

V. Anderson Coombe      Director                         Wm. Powell     Company


John C. Dannemiller     Director                         Bearings, Inc.

Jerry A. Grundhofer     Director                         Traditional    Interiors


                                                Other Substantial
                        Position with           Business, Profession,
    Name                 the Adviser            Vocation or Employment


J. P. Harrington, S.C.  Director                N/A

J. P. Hayden, Jr.       Director                The Midland Company, American Family Home Insurance Co.,
                                                American Modern Home Insurance Co.

Roger L. Howe           Director                U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.   Director                Thomas E. Wood, Inc., Ohio Cap Insurance Co., Ltd.,
                                                The Tomba Co., Ltd.

Chares S. Mechem, Jr.   Director                N/A

Daniel J. Meyer         Director                Cincinnati Milacron, Inc.

David B. O'Maley        Director                Ohio National Life Insurance Co.

O. M. Owens, M.D.,      Director                O'dell M. Owens, M.D., Inc., Moreno Food, MKO Investment,
                                                Seven Hills Lab, Graphi Action.

Thomas E. Petry         Director                Eagle-Picher Industries, Inc.

William C. Portman      Director                Portman Equipment Company

Oliver W. Waddell       Director                N/A

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice    President, Treasurer
Federated Investors Tower     President, Federated,       and Trustee
Pittsburgh, PA 15222-3779     Securities Corp.            (Principal  Accounting
                                                          Officer)

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)  Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Star Funds                       Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

            Federated Shareholder Services   Federated Investors Tower
            Company("Transfer Agent,         Pittsburgh, PA  15222-3779
            Dividend Disbursing Agent
            and Portfolio Recordkeeper")

            Federated Administrative         Federated Investors Tower
            Services                         Pittsburgh, PA  15222-3779
            ("Administrator")

            Star Bank, N.A.                  425 Walnut Street
            ("Adviser")                      Cincinnati, OH  45202

            Star Bank, N.A.                  425 Walnut Street
            ("Custodian")                    Cincinnati, OH  45202

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 36.

                                                                    SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of November, 1997.

                                                                    STAR FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  November 24, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson
    C. Grant Anderson           Attorney In Fact           November 24, 1997
    SECRETARY                   For the Persons
                                Listed Below

    NAME                            TITLE

Edward C. Gonzales*             President, Treasurer and Trustee
                                 (Principal Financial and
                                 Accounting Officer)

Thomas L. Conlan, Jr.*          Trustee

Dr. Alfred Gottschalk*          Trustee

Dr. Robert J. Hill*             Trustee

William H. Zimmer, III*         Trustee

Dawn M. Hornback*               Trustee

Lawrence M. Turner*             Trustee



* By Power of Attorney